ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - Dynamic Indonesia Holdings Ltd [Member] - Seamless Group Inc. [Member] - USD ($)	Oct. 05, 2023	Jun. 05, 2023	Feb. 03, 2023	Oct. 03, 2022	Jun. 02, 2022	Mar. 31, 2021
Ownership percentage						51.00%
Subscription Agreement [Member] | Minimum [Member]
Ownership percentage					49.00%
Subscription Agreement [Member] | Maximum [Member]
Ownership percentage					51.00%
Subscription Agreement [Member] | Share Based Compensation Award Tranche Five [Member]
Number of shares purchased	1,000				5,000
Purchase of shares, value	$ 200,000
Subscription Agreement [Member] | Share Based Compensation Award Tranche Five [Member] | Minimum [Member]
Ownership percentage	57.00%
Subscription Agreement [Member] | Share Based Compensation Award Tranche Five [Member] | Maximum [Member]
Ownership percentage	59.00%
Subscription Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Number of shares purchased					1,000
Purchase of shares, value					$ 200,000
Subscription Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Number of shares purchased				1,000
Purchase of shares, value				$ 200,000
Subscription Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Ownership percentage				51.00%
Subscription Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Ownership percentage				54.00%
Subscription Agreement [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Number of shares purchased			1,000
Purchase of shares, value			$ 200,000
Subscription Agreement [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Minimum [Member]
Ownership percentage			54.00%
Subscription Agreement [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Ownership percentage			56.00%
Subscription Agreement [Member] | Share Based Compensation Award Tranche Four [Member]
Number of shares purchased		1,000
Purchase of shares, value		$ 200,000
Subscription Agreement [Member] | Share Based Compensation Award Tranche Four [Member] | Minimum [Member]
Ownership percentage		56.00%
Subscription Agreement [Member] | Share Based Compensation Award Tranche Four [Member] | Maximum [Member]
Ownership percentage		57.00%